ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Status of Our Business - General Information (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Operating revenue	$ 0	$ 0		$ 0	$ 0
Costs and expenses	(5,044)		$ (1,857)	(9,035)	(3,762)	$ 22,846	$ 13,394
Cash	2,239	$ 14,367		2,239	$ 14,367	10,327	18,374	$ 35,270
Accounts payable and accrued expense liabilities	1,475			1,475		$ 1,743	$ 1,668
Other commitments	$ 0			$ 0